Accounts Receivable (Schedule of Gross Accounts Receivable by Major Customers Type) (Details) (Customer Concentration Risk [Member], Accounts Receivable [Member])	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 McKesson Corporation [Member]	Dec. 31, 2012 McKesson Corporation [Member]	Jun. 30, 2013 Cardinal Health, Inc. [Member]	Dec. 31, 2012 Cardinal Health, Inc. [Member]	Jun. 30, 2013 AmerisourceBergen Corporation [Member]	Dec. 31, 2012 AmerisourceBergen Corporation [Member]	Jun. 30, 2013 CVS Caremark [Member]	Dec. 31, 2012 CVS Caremark [Member]	Jun. 30, 2013 Other Customers [Member]	Dec. 31, 2012 Other Customers [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] McKesson Corporation [Member]	Dec. 31, 2012 Successor [Member] Cardinal Health, Inc. [Member]	Dec. 31, 2012 Successor [Member] AmerisourceBergen Corporation [Member]	Dec. 31, 2012 Successor [Member] CVS Caremark [Member]	Dec. 31, 2012 Successor [Member] Other Customers [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] McKesson Corporation [Member]	Dec. 31, 2011 Predecessor [Member] Cardinal Health, Inc. [Member]	Dec. 31, 2011 Predecessor [Member] AmerisourceBergen Corporation [Member]	Dec. 31, 2011 Predecessor [Member] CVS Caremark [Member]	Dec. 31, 2011 Predecessor [Member] Other Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross accounts receivable (percent)	100.00%	100.00%	29.00%	27.00%	26.00%	26.00%	10.00%	13.00%	9.00%	9.00%	26.00%	25.00%	100.00%	27.00%	26.00%	13.00%	9.00%	25.00%	100.00%	25.00%	19.00%	12.00%	17.00%	27.00%